Document and Entity Information	0 Months Ended
Sep. 23, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep 23, 2013
Registrant Name	LORD ABBETT RESEARCH FUND INC
Central Index Key	0000887194
Amendment Flag	false
Document Creation Date	Sep 23, 2013
Document Effective Date	Oct 1, 2013
Prospectus Date	Apr 1, 2013

Lord Abbett Calibrated Dividend Growth Fund
Lord Abbett Calibrated Dividend Growth Fund

LORD ABBETT RESEARCH FUND

Lord Abbett Calibrated Dividend Growth Fund

Supplement dated September 23, 2013 to the

Summary Prospectus, Prospectus, and Statement of Additional Information

dated April 1, 2013

_____________________________________________________________

Effective October 1, 2013, Lord, Abbett & Co. LLC will lower the annual management fee rate payable by Lord Abbett Calibrated Dividend Growth Fund as follows:

.65% of the first $1 billion of average daily net assets;

.60% of the next $1 billion of average daily net assets; and

.55% of average daily net assets over $2 billion.

Please retain this document for your future reference.

Label	Element	Value
Lord Abbett Calibrated Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000887194_SupplementTextBlock

LORD ABBETT RESEARCH FUND

Lord Abbett Calibrated Dividend Growth Fund

Supplement dated September 23, 2013 to the

Summary Prospectus, Prospectus, and Statement of Additional Information

dated April 1, 2013

_____________________________________________________________

Effective October 1, 2013, Lord, Abbett & Co. LLC will lower the annual management fee rate payable by Lord Abbett Calibrated Dividend Growth Fund as follows:

.65% of the first $1 billion of average daily net assets;

.60% of the next $1 billion of average daily net assets; and

.55% of average daily net assets over $2 billion.

Please retain this document for your future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Calibrated Dividend Growth Fund

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2013